Related Party Transactions (Details) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended
	Jul. 14, 2021	Jun. 30, 2021	Feb. 28, 2021	Feb. 16, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Jul. 23, 2021	Mar. 01, 2021	Jul. 31, 2020
Related Party Transactions (Details) [Line Items]
Founder shares, description						In July 2020, CleanTech Investments paid $25,000 for 5,000,000 shares of our common stock (the “Founder Shares”). On February 15, 2021, the Company effected an 1.4375-for-1 split of the outstanding Founders Shares, resulting in CleanTech Investments owning 7,187,500 shares. On February 16, 2021, CleanTech Sponsor paid $16,667 to the Company, which amount was paid to CleanTech Investments to cancel 4,791,667 of its founder shares that it previously held and immediately thereafter the Company issued 4,791,667 Founders Shares to CleanTech Sponsor. As a result, CleanTech Sponsor held 4,791,667 Founders Shares and CleanTech Investments held 2,395,833 Founder Shares. On June 23, 2021, CleanTech Sponsor and CleanTech Investments forfeited for no consideration 1,916,667 Founder Shares and 958,333 Founder Shares, respectively, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 7,187,500 shares to 4,312,500 shares. As a result, CleanTech Sponsor owns 2,875,000 Founders Shares and CleanTech Investments owns 1,437,500 Founder Shares. The Founder Shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that CleanTech Sponsor and CleanTech Investments will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Proposed Public Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Public Offering).
Aggregate principal amount									$ 250,000
Office space and administrative services fees	$ 10,000					$ 10,000
Related party extension loans description						As discussed in Note 1, the Company may extend the period of time to consummate an initial Business Combination two times, for an additional three months each time (for a total of up to 18 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the initial stockholders or their affiliates or designees must deposit into the Trust Account $1,500,000, or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the applicable deadline.
Stock split, description			1.4375-for-1 stock split of its issued and outstanding shares of Common Stock
Percentage of issued and outstanding							20.00%
Administrative service fees					$ 20,000		$ 20,000
Promissory note outstanding								$ 188,302
Related party loans, description							The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of common stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of common stock if $500,000 of notes were so converted).
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, description		In June 2021, CleanTech Sponsor and CleanTech Investments forfeited for no consideration 1,916,667 founder shares and 958,333 founder shares, respectively, which the Company cancelled, resulting in a decrease in the total number of founder shares outstanding from 7,187,500 shares to 4,312,500 shares. As a result, CleanTech Sponsor owns 2,875,000 founder shares and CleanTech Investments owns 1,437,500 founder shares. The founder shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part. The founder shares include an aggregate of up to 562,500 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.
Common stock shares issued (in Shares)										5,000,000
Aggregate price of common stock										$ 25,000
Aggregate of shares issued and outstanding (in Shares)			4,312,500
Aggregate shares of common stock subject to forfeiture (in Shares)							562,500
CleanTech Investments LLC [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, description				On February 16, 2021, CleanTech Sponsor paid $16,667 to the Company, which amount was paid to CleanTech Investments LLC to cancel 4,791,667 of its Founder Shares that it previously held and immediately thereafter the Company issued 4,791,667 Founders Shares to CleanTech Sponsor. As a result, CleanTech Sponsor owns 4,791,667 Founders Shares and CleanTech Investments LLC owns 2,395,833 Founder Shares. CleanTech Sponsor and CleanTech Investments LLC will both participate in the purchase of the Private Warrants based their pro rata ownership of Founder Shares.
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrants conversion, description						The notes would either be paid upon consummation of the Company’s initial business combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the business combination into additional private warrants to purchase shares of common stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of common stock if $500,000 of notes were so converted).